Loan Payable - Related Party	9 Months Ended
Sep. 30, 2015
Debt Disclosure [Abstract]
Loan Payable - Related Party

NOTE 3 – LOAN PAYABLE – RELATED PARTY

The Company entered into a loan agreement with The Breast Foundation, a related party, on December 31, 2012 with no interest and due on demand on or before December 21, 2022. The balance as of September 30, 2015 and December 31, 2014 are $37,300 and $46,100, respectively.